Mairs & Power Growth Fund
SCHEDULE OF INVESTMENTS (unaudited)	March 31, 2023

Shares	Security Description	Value
	COMMON STOCKS 99.7%
	COMMUNICATION SERVICES 5.7%
2,085,802	Alphabet Inc(a)	$216,923,408
420,000	Walt Disney Co/The(a)	42,054,600
		258,978,008
	CONSUMER DISCRETIONARY 5.8%
2,095,000	Amazon.com Inc(a)	216,392,550
157,999	Gentherm Inc(a)	9,546,300
218,000	Polaris Inc	24,117,340
75,870	Target Corp	12,566,348
		262,622,538
	CONSUMER STAPLES 4.0%
2,981,592	Hormel Foods Corp	118,905,889
802,000	Sysco Corp	61,938,460
		180,844,349
	FINANCIALS 12.0%
924,000	Charles Schwab Corp/The	48,399,120
1,031,000	Fiserv Inc(a)	116,533,930
877,000	JPMorgan Chase & Co	114,281,870
216,000	Northern Trust Corp	19,036,080
608,194	Principal Financial Group Inc	45,200,978
4,065,000	US Bancorp/MN	146,543,250
1,550,000	Wells Fargo & Co	57,939,000
		547,934,228
	HEALTH CARE 18.5%
411,304	Abbott Laboratories	41,648,643
1,620,800	Bio-Techne Corp	120,247,152
645,000	Catalent Inc(a)	42,382,950
200,000	Eli Lilly & Co	68,684,000
44,000	Inspire Medical Systems Inc(a)	10,299,080
672,166	Johnson & Johnson	104,185,730
1,624,000	Medtronic PLC(b)	130,926,880
2,442,000	Roche Holding AG(c)	87,570,120
506,000	UnitedHealth Group Inc	239,130,540
		845,075,095
	INDUSTRIALS 18.4%
158,438	3M Co	16,653,418
222,000	CH Robinson Worldwide Inc	22,060,140
1,222,426	Donaldson Co Inc	79,873,315
1,843,000	Fastenal Co	99,411,420
151,000	Generac Holdings Inc(a)	16,309,510
2,295,000	Graco Inc	167,557,950
225,000	Honeywell International Inc	43,002,000
1,959,659	nVent Electric PLC(b)	84,147,757
268,000	Rockwell Automation Inc	78,644,600
882,966	Tennant Co	60,509,660
1,553,523	Toro Co/The	172,689,617
		840,859,387
	INFORMATION TECHNOLOGY 27.0% (e)
476,097	Digi International Inc(a)	16,034,947
693,000	Entegris Inc	56,832,930
1,148,700	Jamf Holding Corp(a)	22,307,754
500,000	Littelfuse Inc	134,045,000
1,472,000	Microsoft Corp	424,377,600
330,500	Motorola Solutions Inc	94,565,965
750,264	NVIDIA Corp	208,400,831
859,000	QUALCOMM Inc	109,591,220
226,000	salesforce.com Inc(a)	45,150,280
290,000	Visa Inc	65,383,400
545,857	Workiva Inc(a)	55,901,216
		1,232,591,143
	MATERIALS 7.4%
968,000	Ecolab Inc	160,233,040
1,258,921	HB Fuller Co	86,173,142
403,953	Sherwin-Williams Co/The	90,796,516
		337,202,698
	UTILITIES 0.9%
793,000	Alliant Energy Corp	42,346,200

	TOTAL COMMON STOCKS	$4,548,453,646
	(cost $2,460,999,739)

	SHORT-TERM INVESTMENTS 0.2%
7,756,163	First American Government Obligations Fund, Class X, 0.0464%(d)	$7,756,163
	(cost $7,756,163)

	TOTAL INVESTMENTS 99.9%	$4,556,209,809
	(cost $2,468,755,902)

	OTHER ASSETS AND LIABILITIES (NET) 0.1%	6,527,874

	TOTAL NET ASSETS 100.0%	$4,562,737,683

(a)	Non-income producing.
(b)
Issuer headquartered overseas but considered domestic. The Adviser defines foreign issuers as those whose operational leadership or headquarters is located in a foreign country; provided, however, if an issuer is believed by the Adviser to be headquartered in a jurisdiction primarily for tax purposes, the Adviser will consider the following additional factors: 1) the location of the primary exchange trading its securities; 2) where it derives the majority of its revenues; and/or 3) where it earns the majority of its profits.

(c)	American Depositary Receipt
(d)	The rate quoted is the annualized seven-day effective yield as of March 31, 2023.
(e)
The Fund is significantly invested in the information technology sector and therefore is subject to additional risks. Companies in the information technology sector and companies that rely heavily on technology are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Adviser.

See accompanying Notes to Financial Statements.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation

Each equity security owned by a Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price on the exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.
Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or (ii) the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the- counter markets as published by an approved independent pricing service
(a “Pricing Service”).

Debt securities, such as U.S. government securities, corporate securities, municipal securities and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Any discount or premium is accreted or amortized over the expected life of the respective security using the constant yield to maturity method. Pricing
Services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the net asset values (“NAVs”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined.

When market quotations are not readily available, any security or other asset is valued at its fair value as in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser's fair value pricing procedures, subject to oversight by the Trust's Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market or world events cause the
Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”),
establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.
ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2023:

	Growth Fund	Balanced Fund	Small Cap Fund	Minnesota ETF
Level 1 *	$4,556,209,809	$510,377,699	$335,986,372	$42,989
Level 2**	-	263,887,644	-	18,176,013
Level 3	-	-	-	-
Total	$4,556,209,809	$774,265,343	$335,986,372	$18,219,002

* All Level 1 investments are equity securities (common stocks and preferred stocks and short-term investments).
** All Level 2 investments are fixed income securities.

For detail of securities by major section classification for the Funds, please refer to the Schedule of Investments.
The Funds did not hold any Level 3 investments during the period ended March 31, 2023.
The Fund did not invest in any financial derivative instruments during the period ended March 31, 2023.